Significant Accounting Policies - Classes of Assets and Ranges of Annual Depreciation Rates (Details)	12 Months Ended
Dec. 31, 2018
Buildings | Minimum
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets	4.00%
Buildings | Maximum
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets	20.00%
Machinery and equipment | Minimum
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets	10.00%
Machinery and equipment | Maximum
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets	20.00%
Furniture and fixtures | Minimum
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets	6.70%
Furniture and fixtures | Maximum
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets	33.30%
Automobiles and trucks | Minimum
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets	10.00%
Automobiles and trucks | Maximum
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets	33.30%